Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax credit
Current tax credited to the income statement	£ 825	£ 646	£ 1,144
Taxation payable in respect of foreign subsidiary			(21)
Adjustment in respect of prior year	7		158
Current tax credit	832	646	1,281
Deferred tax credit
Reversal of temporary differences
Total tax credit	£ 832	£ 646	£ 1,281